Allowance for Loan Losses - Age Analysis of Past Due Loans Segregated by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	$ 3,783,594	$ 3,533,741	$ 3,266,474
Loans, 30 to 59 Days Past Due	5,548	8,535	21,632
Loans, 60 to 89 Days Past Due	1,671	3,605	3,558
Total nonaccrual loans	13,502	22,454	54,958
Loans, Past Due, Total	20,721	34,594	80,148
Total Loans	3,804,315	3,568,335	3,369,121
Scenario, Previously Reported [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current		3,531,605
Total Loans		3,566,199
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	1,684,411	1,595,590	1,418,934
Loans, 30 to 59 Days Past Due	1,606	1,209	2,230
Loans, 60 to 89 Days Past Due	458	207	413
Total nonaccrual loans	5,174	10,750	30,556
Loans, Past Due, Total	7,238	12,166	33,199
Total Loans	1,691,649	1,607,756	1,452,133
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	943,389	836,276	780,315
Loans, 30 to 59 Days Past Due	317	2,599	4,409
Loans, 60 to 89 Days Past Due	234	278	237
Total nonaccrual loans	2,426	3,296	6,435
Loans, Past Due, Total	2,977	6,173	11,081
Total Loans	946,366	842,449	791,396
Commercial Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	181,620	139,133	150,823
Loans, 30 to 59 Days Past Due	0	1,049	10,542
Loans, 60 to 89 Days Past Due	0	751	0
Total nonaccrual loans	1,889	2,742	6,778
Loans, Past Due, Total	1,889	4,542	17,320
Total Loans	183,509	143,675	168,143
Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	487,634	481,260	416,364
Loans, 30 to 59 Days Past Due	865	828	1,713
Loans, 60 to 89 Days Past Due	657	1,666	1,948
Total nonaccrual loans	2,248	3,338	7,278
Loans, Past Due, Total	3,770	5,832	10,939
Total Loans	491,404	487,092	427,303
Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	414,279	408,777	424,485
Loans, 30 to 59 Days Past Due	2,380	2,468	2,332
Loans, 60 to 89 Days Past Due	265	659	865
Total nonaccrual loans	1,735	2,291	3,653
Loans, Past Due, Total	4,380	5,418	6,850
Total Loans	418,659	414,195	431,335
Installment and Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	66,140	67,420	73,334
Loans, 30 to 59 Days Past Due	380	382	406
Loans, 60 to 89 Days Past Due	57	44	95
Total nonaccrual loans	30	37	40
Loans, Past Due, Total	467	463	541
Total Loans	66,607	67,883	73,875
Consumer Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	2,995	3,149	2,219
Loans, 30 to 59 Days Past Due	0	0	0
Loans, 60 to 89 Days Past Due	0	0	0
Total nonaccrual loans	0	0	218
Loans, Past Due, Total	0	0	218
Total Loans	2,995	3,149	2,437
Adjustment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans			3,346,622
Loans Held for Sale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, Current	3,126	2,136
Loans, 30 to 59 Days Past Due	0	0
Loans, 60 to 89 Days Past Due	0	0
Total nonaccrual loans	0	0
Loans, Past Due, Total	0	0
Total Loans	$ 3,126	$ 2,136